FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as Cash Flow hedges
The following table presents the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2012	2011
Designated derivative instruments -Liabilities:
Interest rate swaps	84,044	70,071
Cross currency interest rate swaps	411	2,012
Non-designated derivative instruments -Liabilities:
Interest rate swaps	1,426	1,445
Cross currency interest rate swaps	—	97
Swaptions	—	6,245
	85,881	79,870

(in thousands of $)	2012	2011
Designated derivative instruments -Assets:
Interest rate swaps	4	—
Cross currency interest rate swaps	3,275	—
Non-designated derivative instruments -Assets:
Cross currency interest rate swaps	132	—
	3,411	—

Schedule of interest rate swap transactions designated as hedges against specific loans
The summary includes all swap transactions, which are all hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate
$303,684 (reducing to $122,632)	March 2010	March 2015	1.96% - 2.22%
$39,440 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$45,864 (reducing to $23,394)	April 2011	December 2018	2.13% - 2.80%
$68,423 (reducing to $34,044)	May 2011	January 2019	0.80% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$76,136 (equivalent to NOK450 million)	October 2010	April 2014	5.32%	*
$174,836 (reducing to $153,804)	April 2012	May 2019	3.67% - 3.77%
$36,800 (terminating at $79,733)	May 2012	August 2022	1.76% - 1.85%
$82,388 (reducing to $69,713)	September 2012	September 2014	4.85%
$105,436 (equivalent to NOK600 million)	October 2012	October 2017	5.92% - 6.23%	*

*
These swaps relate to the NOK500 million and NOK600 million unsecured bonds, and the fixed interest rates paid are exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

Schedule of currency swap transactions
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK500 million senior unsecured bonds due 2014 and the NOK600 million senior unsecured bonds due 2017.

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK450 million	US$76.1 million	October 2010	April 2014
NOK600 million	US$105.4 million	October 2012	October 2017

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2012, and 2011, are as follows:

	2012	2012	2011	2011
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available for sale securities	55,661	55,661	23,324	23,324
Floating rate NOK bonds due 2014	78,505	78,891	74,583	63,769
Floating rate NOK bonds due 2017	107,910	106,902	—	—
8.5% Senior Notes due 2013	247,766	248,542	274,209	264,269
3.75% unsecured convertible bonds due 2016	125,000	118,513	125,000	84,876
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,411	3,411	—	—
Interest rate/ currency swap contracts – long-term payables	85,881	85,881	79,870	79,870

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities as at December 31, 2012, are measured as follows:

		Fair value measurements using
	Total fair value as at December 31, 2012	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available for sale securities	55,661	37,882		17,779
Interest rate/ currency swap contracts - long-term receivables	3,411		3,411
Total assets	59,072	37,882	3,411	17,779
Liabilities:
Floating rate NOK bonds due 2014	78,891	78,891
Floating rate NOK bonds due 2017	106,902	106,902
8.5% Senior Notes due 2013	248,542	248,542
3.75% unsecured convertible bonds due 2016	118,513	118,513
Interest rate/ currency swap contracts – long-term payables	85,881		85,881
Total liabilities	638,729	552,848	85,881	—

The above fair values of financial assets and liabilities as at December 31, 2011, were measured as follows:

		Fair value measurements using
	Total fair value as at December 31, 2011	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available for sale securities	23,324	23,324
Total assets	23,324	23,324	—	—
Liabilities:
Floating rate NOK bonds due 2014	63,769	63,769
8.5% Senior Notes due 2013	264,269	264,269
3.75% unsecured convertible bonds due 2016	84,876	84,876
Interest rate/ currency swap contracts – long-term payables	79,870		79,870
Total liabilities	492,784	412,914	79,870	—